FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Due to related companies	$ 494	¥ 3,408	¥ 5,710
Due to the Shareholder	1,037	7,153	14,050
Total [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	119	824	1,710
Trade payables	2,946	20,326	21,118
Financial liabilities in other payables and accruals	978	6,749	5,903
Due to related companies	494	3,408	5,710
Due to the Shareholder	1,037	7,153	14,050
Lease liabilities	481	3,321	2,401
Interest-bearing loans and borrowings	15,503	106,931	113,813
Trade and other payables	21,558	148,712	164,705
On demand [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	119	824	1,710
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities
Interest-bearing loans and borrowings
Trade and other payables	119	824	1,710
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables	2,946	20,326	21,118
Financial liabilities in other payables and accruals	978	6,749	5,903
Due to related companies	494	3,408	5,710
Due to the Shareholder	1,037	7,153	14,050
Lease liabilities	201	1,387	1,047
Interest-bearing loans and borrowings	976	6,729	6,882
Trade and other payables	6,632	45,752	54,710
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities	245	1,691	1,354
Interest-bearing loans and borrowings	4,205	29,005	28,792
Trade and other payables	4,450	30,696	30,146
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities	35	243
Interest-bearing loans and borrowings	10,322	71,197	78,139
Trade and other payables	$ 10,357	¥ 71,440	¥ 78,139